Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “PVP Rules”), we are providing information about the relationship between our company performance and executive compensation actually paid to our Principal Executive Officer and the other Named Executive Officers (the “Reported NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, see our Compensation Discussion and Analysis this Proxy Statement and in our proxy statements filed for 2021 and 2022.

In the below pay versus performance table, we provide information about compensation of our Named Executive Officers for each of the last three fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjusted values to unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.

Pay Versus Performance
			Average	Average	Value of Initial Fixed $100
			Summary	Compensation	Investment Based On:
	Summary	Compensation	Compensation	Actually	Rocket Lab	Peer Group
	Compensation	Actually	Table Total	Paid to	Total	Total
	Table Total	Paid	for Non-PEO	Non-PEO	Shareholder	Shareholder
Year	for PEO	to PEO	NEOs	NEOs	Return	Return	Net
(1)	(2)	(3)	(2)	(4)	(5)	(6)	Loss
2023	$962,714	$962,714	$644,478	$2,330,238	$53	$75	$(182,571,000)
2022	$837,820	$837,820	$4,688,684	$2,278,142	$36	$60	$(135,944,000)
2021	$325,246	$325,246	$5,098,005	$7,036,152	$118	$92	$(117,320,000)

1.
Peter Beck served as the Company’s Principal Executive (our “PEO”) for the entirety of fiscal years 2021, 2022, and 2023. The Company’s other Reported NEOs for the indicated fiscal years were as follows:

–	2023: A. Spice and A. Kampani
–	2022: A. Spice, S. O’Donnell and A. Kampani
–	2021: A. Spice and S. O’Donnell

2.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.
3.
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
+/-			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$325,246	$837,820	$962,714
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$—	$—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$—	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$—	$—	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$—	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$325,246	$837,820	$962,714

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

4.
Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$5,098,005	$4,688,684	$644,478
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,820,744	$4,249,711	$—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$2,701,106	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,955,935	$—	$1,351,065
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$504,088	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$3,802,956	$(1,366,026)	$334,695
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$7,036,152	$2,278,142	$2,330,238

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5.
Pursuant to Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 25, 2021, using the closing stock price of the end of the day we began training on the NASDAQ after our merger with Vector Acquisition Corporation (the "Business Combination"). Historic stock price performance is not necessarily indicative of future stock price performance.
6.
The TSR Peer Group is the ARK Space Exploration & Innovation ETF. This calculation assumes that $100 was invested in this index on August 25, 2021 (aligned with the period used in footnote #5 above).

Note that per SEC disclosure rules, our Net Income for 2021, 2022 and 2023 is shown in the table above. Since none of our incentive programs for our Named Executive Officers are based on any specific financial criteria, we have omitted the “Company Selected Measure” column.

Named Executive Officers, Footnote
1.
Peter Beck served as the Company’s Principal Executive (our “PEO”) for the entirety of fiscal years 2021, 2022, and 2023. The Company’s other Reported NEOs for the indicated fiscal years were as follows:

–	2023: A. Spice and A. Kampani
–	2022: A. Spice, S. O’Donnell and A. Kampani
–	2021: A. Spice and S. O’Donnell

Peer Group Issuers, Footnote
6.
The TSR Peer Group is the ARK Space Exploration & Innovation ETF. This calculation assumes that $100 was invested in this index on August 25, 2021 (aligned with the period used in footnote #5 above).

PEO Total Compensation Amount	$ 962,714	$ 837,820	$ 325,246
PEO Actually Paid Compensation Amount	$ 962,714	837,820	325,246
Adjustment To PEO Compensation, Footnote
3.
Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
+/-			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$325,246	$837,820	$962,714
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$—	$—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$—	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$—	$—	$—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$—	$—	$—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$325,246	$837,820	$962,714

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 644,478	4,688,684	5,098,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,330,238	2,278,142	7,036,152
Adjustment to Non-PEO NEO Compensation Footnote
4.
Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$5,098,005	$4,688,684	$644,478
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,820,744	$4,249,711	$—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$2,701,106	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,955,935	$—	$1,351,065
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$504,088	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$3,802,956	$(1,366,026)	$334,695
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$7,036,152	$2,278,142	$2,330,238

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table	Tabular List of Financial Performance Measures The Company does not directly tie any incentive compensation paid to the Company’s Named Executive Officers to any financial performance measures.
Total Shareholder Return Amount	$ 53	36	118
Peer Group Total Shareholder Return Amount	75	60	92
Net Income (Loss)	$ (182,571,000)	$ (135,944,000)	$ (117,320,000)
PEO Name	Peter Beck	Peter Beck	Peter Beck
PEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,249,711	4,820,744
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,701,106	0
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,351,065	0	2,955,935
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	504,088	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,695	(1,366,026)	3,802,956
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0